Income taxes (Narrative) (Detail) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	[1]	Jun. 30, 2017	[1]
Major Components Of Tax Expense Income [Line Items]
Current tax expense	SFr 176		SFr 188
Deferred tax expense	192		129
Income tax expense	SFr 369	SFr 411	SFr 317	SFr 780		SFr 681

[1]	Prior period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1 for more information on these changes.